Short-Term Bank Loans	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
SHORT-TERM BANK LOANS
30.	SHORT-TERM BANK LOANS

	As at December 31,
	2021	2020
Secured bank borrowings	1,180,656	1,148,959
Carrying amount repayable within 1 year	1,180,656	1,148,959

The borrowings are fixed-rate and denominated in RMB.

Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	1,180,656	4/26/2021	4/25/2022	5.39%	Land use right and buildings	Yan, Keyan/Chen, Bizhen
	1,180,656